Share Capital (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Dividend yield	0.00%	0.00%
Expected term	6 years 1 month 9 days	4 years
Minimum [Member]
Value of one ordinary share	$ 9.99	$ 5.7
Expected volatility	66.05%	61.31%
Risk-free interest rate	29.00%	1.87%
Maximum [Member]
Value of one ordinary share	$ 10.5	$ 5.9
Expected volatility	66.41%	61.71%
Risk-free interest rate	35.00%	2.49%